Summary of Significant Accounting Policies - Summary Of Depreciation Of Property Plant Equipment (Detail)	Dec. 31, 2020
Computers [Member]
Schedule Of Depreciation Of Property Plant Equipment [Line Items]
Property plant and equipment annual depreciated amount	33.00%
Electronic equipment [Member]
Schedule Of Depreciation Of Property Plant Equipment [Line Items]
Property plant and equipment annual depreciated amount	15.00%